Discontinued Operations and Assets Held for Sale (Details) - Schedule of Assets and Liabilities of Card Plus Sale and Consideration Received - Cards Plus [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Cash	$ 299,505
Accounts receivable	61,879
Inventory	231,955
Other current assets	1,490
Total current assets	594,829
Property and equipment	21,127
Total assets	615,956
Accounts payable	76,094
Accrued expenses	43,728
Deferred revenue	11,159
Total current liabilities	130,981
Net assets sold	484,975
Sale Consideration on disposition of net assets:
Proceeds	300,000
Legal fee	(5,511)
Write off net payable with CP	2,239
Net Consideration	296,728
Net loss on sale of a discontinued operation	$ (188,247)